Related Party Transactions (Details) - Related Party [Member] - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Xiaozhong Lin [Member]
Related Party Transactions [Line Items]
Aggregate amounts	$ 737,188
Xuefen Zhang [Member]
Related Party Transactions [Line Items]
Aggregate amounts		$ 149,757